Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,574	$ 1,797
Provision for credit losses
Originations	153	156
Maturities	(189)	(213)
Changes in risk, parameters and exposures	197	69
Write-offs	(26)	(23)
Recoveries	9	17
Exchange rate and other	(38)	8
Balance at end of period	1,680	1,811
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	597	566
Provision for credit losses
Transfers to Stage 1	51	108
Transfers to Stage 2	(20)	(18)
Transfers to Stage 3	(3)	(1)
Originations	153	156
Maturities	(118)	(106)
Changes in risk, parameters and exposures	(55)	(129)
Exchange rate and other	(5)	4
Balance at end of period	600	580
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	585	794
Provision for credit losses
Transfers to Stage 1	(51)	(107)
Transfers to Stage 2	21	18
Transfers to Stage 3	(14)	(4)
Maturities	(71)	(107)
Changes in risk, parameters and exposures	150	160
Exchange rate and other	(8)	11
Balance at end of period	612	765
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	392	437
Provision for credit losses
Transfers to Stage 1		(1)
Transfers to Stage 2	(1)
Transfers to Stage 3	17	5
Changes in risk, parameters and exposures	102	38
Write-offs	(26)	(23)
Recoveries	9	17
Exchange rate and other	(25)	(7)
Balance at end of period	$ 468	$ 466